Warrants - Preferred D Stock Warrants Activity (Detail) (Preferred D Stock Warrants, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Preferred D Stock Warrants
Class of Warrant or Right [Line Items]
Warrants, Beginning Balance	0
Warrants granted	7,200,000
Warrants Exercised	0
Warrants Expired	0
Warrants, Ending Balance	7,200,000	0
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance	$ 0
Weighted Average Exercise Price,Granted	$ 0.025
Weighted Average Exercise Price, Exercised	$ 0
Weighted Average Exercise Price, Expired	$ 0
Weighted Average Exercise Price, Warrants Outstanding Ending Balance	$ 0.025	$ 0
Warrants Weighted Average Remainder Contractual Terms Granted	6 years 9 months 18 days
Weighted Average Remainder Contractual Term in Years, Exercised	0 years
Weighted Average Remainder Contractual Term in Years, Expired	0 years
Warrants outstanding as of September 30, 2014	6 years 9 months 18 days	0 years